Unaudited Condensed Consolidated Statements of Operations - CNY (¥)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenues
Total revenues	¥ 336,479,125	¥ 224,656,964
Company owned and operated stores
Store rental expenses	74,620,307
Marketing expenses	18,302,864	12,701,381
General and administrative expenses	70,621,100	50,506,040
Franchise and royalty expenses (including franchise and royalty expenses from transactions with a related party of RMB10,802,069 and RMB7,036,697 for the three months ended March 31, 2023 and 2022, respectively)	11,905,008	7,830,234
Other operating costs and expenses	5,571,802	2,512,651
Loss on disposal of property and equipment	896,062	5,403,145
Impairment losses of long-lived assets	4,418,278	1,892,422
Other income	225,850	213,577
Total costs and expenses, net	466,897,172	359,568,706
Operating loss	(130,418,047)	(134,911,742)
Interest income	2,022,686	186,464
Interest expenses	(4,335,543)	(2,619,862)
Foreign currency transaction loss	(1,787,935)	(1,233,011)
Changes in fair value of convertible notes	(14,271,504)	(12,683,903)
Changes in fair value of warrant liabilities	(58,183,824)
Changes in fair value of ESA derivative liabilities	32,522,679
Loss before income taxes	(174,451,488)	(151,262,054)
Net loss	(174,451,488)	(151,262,054)
Less: Net income/(loss) attributable to non-controlling interests	433,145	(645,728)
Net loss attributable to shareholders of the Company	¥ (174,884,633)	¥ (150,616,326)
Basic loss per ordinary share	¥ (1.25)	¥ (1.21)
Diluted loss per ordinary share	¥ (1.25)	¥ (1.21)
Company owned and operated stores
Revenues
Total revenues	¥ 310,451,568	¥ 211,045,482
Company owned and operated stores
Food and packaging (including cost of Company owned and operated stores from transactions with a related party of RMB12,104,853 and RMB5,880,992 for the three months ended March 31, 2023 and 2022, respectively)	111,325,568	69,570,929
Store rental expenses	71,410,366	58,366,266
Payroll and employee benefits	72,959,653	71,798,831
Delivery costs	22,782,254	14,834,178
Other operating expenses (including service fee from transactions with a related party of RMB150,000 and RMB100,000 for the three months ended March 31, 2023 and 2022, respectively)	25,088,299	29,696,624
Store depreciation and amortization	32,973,580	25,887,727
Company owned and operated store costs and expenses	336,539,720	270,154,555
Other revenues
Revenues
Total revenues	26,027,557	13,611,482
Company owned and operated stores
Costs of other revenues	¥ 18,868,188	¥ 8,781,855